Note 3 - Net Loss Per Share - Net Loss Per Share 1 (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Net (loss)	$ (265,191)	$ (659,703)	$ (557,052)	$ (915,880)	$ (924,894)	$ (1,472,932)	$ (2,996,494)	$ (3,690,146)
Weighted average common shares outstanding (in shares)	87,979,526		94,190,797		87,979,526	86,377,007	90,976,652	58,478,481
Weighted average common shares subject to restrictions (in shares)
Weighted average common shares outstanding - basic and diluted (in shares)	87,979,526		94,190,787		87,979,526	86,377,007	90,976,652	58,478,481
Net loss per common share - basic and diluted (in dollars per share)	$ 0		$ (0.01)		$ (0.01)	$ (0.02)	$ (0.03)	$ (0.06)